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[SENTRY LOGO]

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                         Sentry Variable Life Account I


                               SELF-DIRECTED LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



                                  [GRAPHIC]



                                 ANNUAL REPORT

                                                 DECEMBER 31, 1995


                         SENTRY LIFE INSURANCE COMPANY

Dear Policy Owner:                                            February 15, 1996

Thank you for choosing Sentry for your insurance and investment needs. Your Self-Directed Life policy offers you the ability to control your investment strategy, premium payments and life insurance protection. In addition, the policy has a guaranteed death benefit provided Sentry receives the prescribed minimum premium amount.

The comments below on the performance of the underlying investment are provided by its investment advisor, Neuberger and Berman Management, Incorporated.

The stock and bond markets took off in 1995 after relatively unmemorable performances in 1994. Investors will certainly look back on the harmony of the dual bull market with fondness, as will our AMT Portfolio shareholders. Dropping interest rates, coupled with growing company earnings despite a cooling overall economy was music to investor's ears. All major indices reached record highs (the S&P 500 jumped 34%, the Dow topped 33%, and the Nasdaq was up nearly 40% for the year), and just about every sector of industry locked in higher share prices for the year. The same decline in rates created a rebound from 1994's dismal bond results; so good, in fact, that it was one of the best bond market performance years in history. The Federal Reserve Board cut rates by 0.25% in July and December, and bond investors were further encouraged by slowing economic growth and fiscal restraint. Long-term rates went just over 7.9% at the peak in January, and ended the year at 5.94%.

The advantages of a favorable bond environment were not lost to the management behind Neuberger & Berman AMT Limited Maturity Bond Investments or the fixed income portion of Neuberger & Berman AMT Balanced Investments, which both took advantage of bond price appreciation by lengthening duration in the first half of the year, and again in the Fall. Duration (the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection and other factors) was raised from 1.79 years (a weighted average maturity of 2.1 years) in January to 2.18 years (or 2.4 years weighted average maturity) by the end of June. The rally subsided during the third quarter, as market participants became concerned about a pick up in economic activity. However, by the end of the third quarter inflationary concerns waned and the rally resumed. Duration was extended again in October - this time to 2.6 years (2.9 years average weighted maturity); which greatly benefited fourth-quarter performance. We remain bullish heading into 1996, and have been adding corporate and asset-backed positions while avoiding the prepayment-plagued mortgage arena (an area which hindered performance last year as well).

The strategy for Neuberger & Berman AMT Liquid Asset Investments during this time was to continue to take advantage of higher yields which persisted despite the two Federal Funds rate cuts. As the bond rally set in, the portfolio's dollar-weighted average maturity was raised from 44 days to 62 days, then remained between 40 and 63 days during the bond market's fits and starts during Summer. During the last quarter, the money market yield curve inverted, meaning higher interest rates could be found in shorter maturities - accordingly we ended the year with a 24-day average maturity.

Among companies, the market certainly fell in love with technology and finance, even if the affair ended by the fourth quarter and profit-taking took the froth off of their valuations. Lowering interest rates and strong earnings results provided the impetus for equities in 1995. Neuberger & Berman AMT Growth Investments and the stock portion of Neuberger & Berman AMT Balanced Investments were heavily weighted in both, as well as other prime contributors such as HMO and other health care names, and specialty retailers which defied the doldrums in the general retail sector. Gaming and restaurant investments lost some ground in the fourth quarter, but it was not enough to dampen the excellent total return performance results for the entire year.

Even though market valuations are at an all-time high, we continue to find attractive investments selling below their intrinsic worth. This growth-at-a-reasonable-price strategy will best serve to enhance the portfolios and provide a solid foundation for long-term results. As always, we continue to tackle each stock individually on a fundamental ("bottom-up") basis.

Please feel free to contact us at any time should you have questions.

Sincerely,

Dale R. Schuh
Dale R. Schuh, President and Chief Operating Officer
Sentry Life Insurance Company

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                         SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I

                        STATEMENT OF ASSETS, LIABILITIES
                          AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995



ASSETS:

Investments at market value:

 Neuberger & Berman Advisers Management Trust:

  Liquid Asset Portfolio, 221,017
    shares (cost $221,017)                              $    221,017

  Growth Portfolio, 99,586
    shares (cost $2,219,496)                               2,575,285

  Limited Maturity Bond Portfolio, 12,256
    shares (cost $173,089)                                   180,327

  Balanced Portfolio, 45,335
    shares (cost $690,232)                                   794,229
                                                          ----------

    Total investments                                      3,770,858

Dividends receivable                                             900
                                                          ----------

    Total assets                                           3,771,758

LIABILITIES:

Accrued expenses                                               1,617
                                                          ----------
CONTRACT OWNERS' EQUITY (NET ASSETS)                      $3,770,141
                                                          ==========


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
For the Years ended December 31, 1995, 1994 and 1993


                                                SUB-ACCOUNTS INVESTING IN:
                                             ---------------------------------
                                                        LIQUID ASSET                           GROWTH
                                                         PORTFOLIO                            PORTFOLIO
                                             ---------------------------------   -----------------------------------
                                               1995        1994        1993         1995         1994       1993
                                               ----        ----        ----         ----         ----       ----
Income:
Dividends                                    $  9,124   $   6,269   $    4,000   $    4,390   $   8,224   $   10,005
Expenses:
Risk charges                                    1,940       1,979        1,800       23,650      17,946       15,480
                                             --------   ---------   ----------   ----------   ---------   ----------
Net investment income (loss)                    7,184       4,290        2,200      (19,260)     (9,722)      (5,475)
                                             --------   ---------   ----------   ----------   ---------   ----------
Realized net investment gain (loss)                --          --           --       46,745      44,083       73,172
Unrealized appreciation (depreciation), net        --          --           --      473,452    (332,294)      (1,361)
Capital gain distributions received                --         210          115       58,834     192,558       21,774
                                             --------   ---------   ----------   ----------   ---------   ----------
Realized and unrealized gain (loss)
 on investments and capital
 gain distributions, net                           --         210          115      579,031     (95,653)      93,585
                                             --------   ---------   ----------   ----------   ---------   ----------
Net increase (decrease) in contract owners'
 equity from operations                         7,184       4,500        2,315      559,771    (105,375)      88,110
                                             --------   ---------   ----------   ----------   ---------   ----------
Purchase payments                              90,888     195,485      245,524      478,225     461,504      386,443
Transfers between subaccounts, net            (54,134)   (155,730)    (202,250)      62,754     162,021       84,408
Withdrawals and surrenders                     (1,034)       (634)     (63,267)    (116,440)   (159,695)     (24,291)
Monthly deductions                            (12,109)    (13,666)     (12,891)    (183,791)   (158,175)    (130,795)
Policy loans                                      (31)       (239)      (2,541)     (37,216)    (55,443)     (65,095)
                                             --------   ---------   ----------   ----------   ---------   ----------
Net increase (decrease) in contract owners'
  equity derived from principal transactions   23,580      25,216      (35,425)     203,532     250,212      250,670
                                             --------   ---------   ----------   ----------   ---------   ----------
Total increase (decrease) in contract
 owners' equity                                30,764      29,716      (33,110)     763,303     144,837      338,780
Contract owners' equity at beginning of year  190,683     160,967      194,077    1,811,605   1,666,768    1,327,988
                                             --------   ---------   ----------   ----------   ---------   ----------
Contract owners' equity at end of year       $221,447    $190,683     $160,967   $2,574,908  $1,811,605   $1,666,768
                                             ========   =========   ==========   ==========   =========   ==========


  The accompanying notes are an integral part of these financial statements


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
                                     LIMITED MATURITY                 BALANCED
                                      BOND PORTFOLIO                  PORTFOLIO                           TOTAL
                              ---------------------------   ---------------------------   ----------------------------------
                                1995      1994      1993     1995      1994       1993       1995        1994        1993
                                ----      ----      ----     ----      ----       ----       ----        ----        ----
Income:
Dividends                      $ 9,541  $  7,291  $  6,571  $ 11,714  $  9,450  $  6,857  $   34,769  $   31,234  $   27,433
Expenses:
Risk charges                     1,908     1,906     2,038     7,621     6,379     5,612      35,119      28,210      24,930
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Net investment income (loss)     7,633     5,385     4,533     4,093     3,071     1,245        (350)      3,024       2,503
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Realized net investment
  gain (loss)                    1,206      (227)    2,338    19,996    11,174    15,051      67,948      55,030      90,561
Unrealized appreciation
  (depreciation), net            8,032    (8,658)    2,380   114,203   (55,710)   11,383     595,686    (396,662)     12,402
Capital gain distributions
  received                          --     1,080       885     3,765    15,613     1,029      62,599     209,461      23,803
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Realized and unrealized
  gain (loss) on investments
  and capital gain
  distributions, net             9,238    (7,805)    5,603   137,964   (28,923)   27,463     726,233    (132,171)    126,766
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Net increase (decrease) in
  contract owners' equity
  from operations               16,871    (2,420)   10,136   142,057   (25,852)   28,708     725,883    (129,147)    129,269
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Purchase payments               27,036    23,864    20,066   161,567   111,653   128,170     757,716     792,506     780,203
Transfers between
  subaccounts, net              (3,276)    4,506     4,551    (5,344)  (10,797)  113,291          --          --          --
Withdrawals and surrenders     (12,119)  (40,827)   (3,846)  (29,762)  (22,365)  (13,625)   (159,354)   (223,521)   (105,029)
Monthly deductions             (13,030)  (13,342)  (13,504)  (81,053)  (67,614)  (64,263)   (289,984)   (252,797)   (221,453)
Policy loans                    (3,029)      (10)   (2,467)   (1,715)  (14,764)  (11,149)    (41,991)    (70,456)    (81,252)
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Net increase (decrease) in
  contract  owners' equity
  derived from principal
  transactions                  (4,418)  (25,809)    4,800    43,693    (3,887)  152,424     266,387     245,732     372,469
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Total increase (decrease) in
 contract owners' equity        12,453   (28,229)   14,936   185,750   (29,739)  181,132     992,270     116,585     501,738
Contract owners' equity
  at beginning of year         167,729   195,958   181,022   607,854   637,593   456,461   2,777,871   2,661,286   2,159,548
                              --------  --------  --------  --------  --------  --------  ----------  ----------  ----------
Contract owners' equity at
  end of year                 $180,182  $167,729  $195,958  $793,604  $607,854  $637,593  $3,770,141  $2,777,871  $2,661,286
                              ========  ========  ========  ========  ========  ========  ==========  ==========  ==========


  The accompanying notes are an integral part of these financial statementS

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NOTES TO FINANCIAL STATEMENTS
December 31, 1995, 1994 and 1993

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company
    (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

    The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.  SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized capital gains of the Variable Life Account which are applied to increase contract owners' equity are not taxed.

December 31, 1995, 1994 and 1993


3.  EXPENSES

    A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,617 at December 31, 1995.

    At the beginning of each policy month, the company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

    The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

    The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.


4.  INITIAL CAPITALIZATION

    Initial capital of $500 was provided by the Company for the establishment of the Variable Life Account. As an investor in the Variable Life Account, the Company shares pro rata in the investment performance of the Variable Life Account and is subject to the same valuation procedures as are other contract owners in the Variable Life Account. The Company's investment, at market value, was $724 at December 31, 1995.

December 31, 1995, 1994 and 1993

5.  CONTRACT OWNERS' EQUITY

    Contract owners' equity is represented by accumulation units in the related Variable Life Account.

    At December 31, 1995 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                    ACCUMULATION      ACCUMULATION
                                                        UNITS          UNIT VALUE         VALUE
                                                    ------------      ------------     ----------
           Liquid Asset Portfolio                        15,235          $14.54        $  221,447
           Growth Portfolio                             122,318          $21.05        $2,574,908
            Limited Maturity Bond Portfolio              11,223          $16.05        $  180,182
           Balanced Portfolio                            47,615          $16.67        $  793,604
                                                                                       ----------
           Total contract owners' equity                                               $3,770,141
                                                                                       ==========


    At December 31, 1994 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                    ACCUMULATION      ACCUMULATION
                                                        UNITS          UNIT VALUE         VALUE
                                                    ------------      ------------     ----------
           Liquid Asset Portfolio                        13,639          $13.98        $ ,190,683
           Growth Portfolio                             112,195           16.15         1,811,605
           Limited Maturity Bond Portfolio               11,473           14.62           167,729
           Balanced Portfolio                            44,673           13.61           607,854
                                                                                       ----------
           Total contract owners' equity                                               $2,777,871
                                                                                       ==========


    At December 31, 1993 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                    ACCUMULATION     ACCUMULATION
                                                        UNITS         UNIT VALUE         VALUE
                                                    ------------     ------------        -----
           Liquid Asset Portfolio                        11,788          $13.65        $  160,967
           Growth Portfolio                              97,052          $17.17        $1,666,768
           Limited Maturity Bond Portfolio               13,246          $14.79        $  195,958
           Balanced Portfolio                            44,822          $14.23        $  637,593
                                                                                       ----------
           Total contract owners' equity                                               $2,661,286
                                                                                       ==========

December 31, 1995, 1994 and 1993


6.  PURCHASES AND SALES OF SECURITIES

    In 1995, purchases and proceeds on sales of the Trust's shares aggregated $1,062,251 and $733,637, respectively, and were as follows:

                        LIQUID ASSET     GROWTH    LIMITED MATURITY   BALANCED
                         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO    PORTFOLIO       TOTAL
                        ------------    ---------  ----------------   ---------     ----------
    Purchases             $141,210      $663,423       $48,185        $209,433      $1,062,251
    Proceeds on sales     $110,647      $420,666       $45,063        $157,261      $  733,637

    In 1994, purchases and proceeds on sales of the Trust's shares aggregated $1,340,961 and $883,968, respectively, and were as follows:

                        LIQUID ASSET     GROWTH    LIMITED MATURITY   BALANCED
                         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO    PORTFOLIO       TOTAL
                        ------------    ---------  ----------------   ---------     ----------
    Purchases             $256,685      $879,777       $44,442        $160,057      $1,340,961
    Proceeds on sales     $227,423      $446,780       $63,883        $145,882      $  883,968

    In 1993, purchases and proceeds on sales of the Trust's shares aggregated $1,148,285 and $749,546, respectively, and were as follows:

                        LIQUID ASSET     GROWTH    LIMITED MATURITY   BALANCED
                         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO    PORTFOLIO       TOTAL
                        ------------    ---------  ----------------   ---------     ----------
    Purchases             $280,844      $549,530       $42,665        $275,246      $1,148,285
    Proceeds on sales     $314,118      $282,083       $32,408        $120,937      $  749,546



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[SENTRY LIFE INSURANCE COMPANY LOGO]
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